As filed with the Securities and Exchange                     File No. 33-59749
Commission on December 13, 2000                               File No. 811-8582

-------------------------------------------------------------------------------

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM N-4

-------------------------------------------------------------------------------

                              POST-EFFECTIVE AMENDMENT NO.12 TO
                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                      and Amendment to

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------

              Variable Annuity Account I of Aetna Insurance Company of America

                             Aetna Insurance Company of America

                   5100 West Lemon Street, Suite 213, Tampa, Florida 33609

              Depositor's Telephone Number, including Area Code (860) 273-4686

                                 Julie E. Rockmore, Counsel
                             Aetna Insurance Company of America
                  151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                           (NAME AND ADDRESS OF AGENT FOR SERVICE)


-------------------------------------------------------------------------------

It is proposed that this filing will become effective:


                  immediately upon filing pursuant to paragraph (b) of Rule 485
   --------
      X           on December 14, 2000 pursuant to paragraph (b) of Rule 485
   --------

                                            VARIABLE ANNUITY ACCOUNT I
                                               CROSS REFERENCE SHEET


                                                                               LOCATION - PROSPECTUS DATED
                                                                               MAY 1, 2000, AS AMENDED BY
     FORM N-4                                                                  TWO SUPPLEMENTS EACH DATED
     ITEM NO.                          PART A (PROSPECTUS)                          DECEMBER 14, 2000

         1           Cover Page...........................................    Cover Page

         2           Definitions..........................................    Not Applicable

         3           Synopsis.............................................    Contract Overview; Fee Table

         4           Condensed Financial Information......................    Condensed Financial Information; Appendix
                                                                              IV - Condensed Financial Information

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................    Other Topics - The Company, as amended;
                                                                              Variable Annuity Account I; Appendix III -
                                                                              Description of Underlying Funds

         6           Deductions and Expenses..............................    Fee Table, Fees

         7           General Description of Variable Annuity
                     Contracts............................................    Contract Overview; Other Topics

         8           Annuity Period.......................................    The Income Phase

         9           Death Benefit........................................    Death Benefit

        10           Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

        11           Redemptions..........................................    Right to Cancel; Systematic Distribution
                                                                              Options, as amended

        12           Taxes................................................    Taxation

        13           Legal Proceedings....................................    Other Topics - Legal Matters and
                                                                              Proceedings



     FORM N-4                                                                    LOCATION - PROSPECTUS DATED
     ITEM NO.                          PART A (PROSPECTUS)                       MAY 1, 2000, AS AMENDED BY
                                                                                 TWO SUPPLEMENTS EACH DATED
                                                                                     DECEMBER 14, 2000

        14           Table of Contents of the Statement of Additional
                     Information..........................................    Contents of the Statement of Additional
                                                                              Information



                                                                               LOCATION - STATEMENT OF
                                                                               ADDITIONAL INFORMATION
                                                                               DATED MAY 1, 2000, AS
     FORM N-4                        PART B (STATEMENT OF                      AMENDED BY SUPPLEMENT
     ITEM NO.                      ADDITIONAL INFORMATION)                    DATED DECEMBER 14, 2000

        15           Cover Page.........................................   Cover page

        16           Table of Contents..................................   Table of Contents

        17           General Information and History....................   General Information and History, as
                                                                           amended

        18           Services...........................................   General Information and History, as
                                                                           amended; Independent Auditors

        19           Purchase of Securities Being Offered...............   Offering and Purchase of Contracts, as
                                                                           amended

        20           Underwriters.......................................   Offering and Purchase of Contracts, as
                                                                           amended

        21           Calculation of Performance Data....................   Performance Data; Average Annual
                                                                           Total Return Quotations

        22           Annuity Payments...................................   Income Phase Payments

        23           Financial Statements...............................   Financial Statements



                                   PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                                   PARTS A AND B


The Prospectus and the Statement of Additional Information each dated May 1, 2000, as amended, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 12 by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 as filed on April 18, 2000 (File No. 33-59749) and by reference to Registrant's filing under Rule 497(e), as filed on August 21, 2000 (File No. 33-59749).

Two Supplements each dated December 14, 2000, to the Prospectus and one Supplement dated December 14, 2000 to the Statement of Additional
Information are included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT I

                       AETNA INSURANCE COMPANY OF AMERICA

      SUPPLEMENT DATED DECEMBER 14, 2000 TO PROSPECTUS DATED MAY 1, 2000, AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000 AND DECEMBER 14, 2000

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000. You should read this supplement along with the prospectus.

- The following information updates and replaces the "Systematic Distribution Options Availability" paragraph on page 27 of the prospectus:

   SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees--Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

X.59749-00                                                         December 2000

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS
  (a) Financial Statements:
     (1)    Included in Part A:
            Condensed Financial Information
     (2)    Included in Part B:
            Financial Statements of Variable Annuity Account I:
            -  Statement of Assets and Liabilities as of December 31, 1999
            -  Statements of Operations for the year ended December 31, 1999
            - Changes in Net Assets for the years ended December 31, 1999 and December 31, 1998
            -  Condensed Financial Information for the year ended
               December 31, 1999
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of Depositor:
            -  Independent Auditors' Report
            - Statements of Income for the years ended December 31, 1999, 1998 and 1997
            -  Balance Sheets for the years ended December 31, 1999 and 1998
            - Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
            - Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
            -  Notes to Financial Statements

  (b) Exhibits
     (1)    Resolution of the Board of Directors of Aetna Insurance Company of
            America establishing Variable Annuity Account I(1)
     (2)    Not Applicable
    (3.1)   Selling Agreement(1)
    (3.2)   Underwriting Agreement dated November 17, 2000 between Aetna
            Insurance Company of America and Aetna Investment Services, LLC(2)
    (4.1)   Variable Annuity Contract (G-MP2(5/97))(3)
    (4.2)   Variable Annuity Contract Certificate (MP2CERT(5/97))(3)
    (4.3)   Variable Annuity Contract (IMP2(5/97))(3)
    (4.4)   Variable Annuity Contract (G2-CDA-94(IR))(1)

    (4.5)   Variable Annuity Contract (G2-CDA-94(NQ))(1)
    (4.6)   Variable Annuity Contract (G-MP2(5/96))(4)
    (4.7)   Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
    (4.8)   Endorsement (MP2NQEND(4/95))(5)
    (4.9)   Endorsement (MP2NQCERTEND(4/95))(5)
    (4.10)  Endorsement (MP2IREND(4/95))(5)
    (4.11)  Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
            Certificate MP2CERT(5/96)(3)
    (4.12)  Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate
            MP2CERT(5/96)(3)
     (5)    Variable Annuity Contract Application(1)
    (6.1)   Articles of Incorporation of Aetna Insurance Company of America
            dated November 15, 1999 and filed with the Secretary of State of
            Florida on January 5, 2000(6)
    (6.2)   Amendment to Articles of Incorporation of Aetna Insurance
            Company of America dated July 18, 2000 and filed with the
            Secretary of State of Florida on August 21, 2000(2)
    (6.3)   By-laws of Aetna Insurance Company of America(6)
     (7)    Not Applicable
    (8.1)   Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund,
            Aetna, Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable
            Portfolios, Inc., on behalf of each of its series and Aeltus
            Investment Management dated as of May 1, 1998(7)
    (8.2)   Amendment No. 1 dated as of May 1, 2000 to Fund Participation
            Agreement between Aetna Insurance Company of America, Aetna
            Variable Fund, Aetna Variable Encore Fund, Aetna Income
            Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment
            Management dated as of May 1, 1998(7)
    (8.3)   Service Agreement between Aeltus Investment Management, Inc. and
            Aetna Insurance Company of America dated May 1, 1998(7)
    (8.4)   First Amendment dated as of May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Insurance
            Company of America dated May 1, 1998(7)
    (8.5)   Fund Participation Agreement among Aetna Insurance Company of
            America, Alger American Fund and Fred Alger Management, Inc. dated
            August 30, 1995(8)
    (8.6)   Fund Participation Agreement among Calvert Responsibly Invested
            Balanced Portfolio, Calvert Asset Management Company, Inc. and
            Aetna Insurance Company of America dated December 1, 1997(9)

    (8.7) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(9)
    (8.8) Fund Participation Agreement by and among Insurance Management Series, Federated Advisers and Aetna Insurance Company of America dated July 1, 1994(10)
    (8.9) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(8)
    (8.10) First Amendment dated as of May 1, 1997 to Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(7)
    (8.11) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(8)
    (8.12) First Amendment dated as of May 1, 1997 to Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors
            Corporation dated October 20, 1995(7)
    (8.13) Service Agreement between Aetna Insurance Company of America and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(4)
    (8.14) Amendment dated January 1, 1997 to Service Agreement between Aetna Insurance Company of America and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(2)
    (8.15) Amendment dated as of July 1, 2000 to Service Agreement between Aetna Insurance Company of America and Fidelity Investments Institutional Operations Company dated as of November 1, 1995 and amended on January 1, 1997(2)
    (8.16)  Fund Participation Agreement among Janus Capital Corporation,
            Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(11)
    (8.17)  Amendment to Fund Participation Agreement made as of October
            12, 1998 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus
            Aspen Series dated December 8, 1997(11)
    (8.18) Amendment dated August 1, 2000 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of
            America and Janus Aspen Series dated December 8, 1997(2)
    (8.19) Service Agreement between Janus Capital Corporation and Aetna Insurance Company of America dated as of December 8, 1997(11)
    (8.20) First Amendment dated August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Insurance Company of America dated as of December 8, 1997(2)
    (8.21) Distribution and Shareholder to Service Agreement between Janus Distributors, Inc. and Aetna Insurance Company of America dated as of August 1, 2000(2)
    (8.22) Fund Participation Agreement among Aetna Insurance Company of America and Lexington Natural Resources Trust and Lexington Management Corporation dated September 1, 1995(8)
    (8.23) Fund Participation Agreement among Aetna Insurance Company of America, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation dated September 1, 1995(8)
    (8.24) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company dated April 30, 1996(8)

    (8.25) First Amendment dated September 3, 1996 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services
            Company dated April 30, 1996(12)
    (8.26) Second Amendment dated as of May 1, 1998 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services
            Company dated April 30, 1996 and amended on September 3, 1996(7) (8.27) Third Amendment effective July 1, 1999 to Fund Participation
            Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services
            Company dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998(7)
    (8.28) Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. dated April 1, 1997(3)
    (8.29) Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(3)
    (8.30) Fund Participation Agreement among Aetna Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation dated October 9, 1995(8)
    (8.31) Administrative Service Agreement between Aetna Insurance Company of America and Agency, Inc.(8)
     (9)    Opinion and Consent of Counsel
     (10)   Consent of Independent Auditors
     (11)   Not applicable
     (12)   Not applicable
     (13)   Schedule for Computation of Performance Data(4)
    (14.1)  Powers of Attorney(13)
    (14.2)  Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 14, 2000.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
    April 18, 2000.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.
11. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2000.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal
Business Address*                                     Positions and Offices with Depositor
-------------------                                   ------------------------------------

Thomas J. McInerney                                   Director and President

Deborah Koltenuk                                      Vice President, Corporate Controller and
                                                      Assistant Treasurer

Shaun P. Mathews                                      Director and Senior Vice President

Steven A. Haxton                                      Director

David W. O'Leary                                      Director


                                                       10


Catherine H. Smith                                    Director

Mary Ellen Thibodeau                                  Corporate Secretary and Counsel

Therese A. Squillacote                                Vice President and Chief Compliance Officer

Alastair G. Longley-Cook                              Vice President and Corporate Actuary


     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27.   NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 14,414 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.  INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation may indemnify a person who is or was a party to a proceeding by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0859(3), to the extent that the person seeking indemnification has been successful in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section
607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9).
Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiary, including the Depositor.

ITEM 29.   PRINCIPAL UNDERWRITERS

  (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc.,
        Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company ("ALIAC), Variable Life Account C of ALIAC, Variable Annuity Account B of ALIAC, Variable Annuity Account C of ALIAC, and Variable Annuity Account G of ALIAC (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act).

  (b)  The following are the directors and principal officers of the Principal
       Underwriter:


Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
-------------------                                --------------------------
Maureen M. Gillis                                  Director and President

Allan Baker                                        Director and Senior Vice President

Robert L. Francis                                  Director and Senior Vice President



Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
-------------------                                --------------------------
Marie Augsberger                                   Senior Vice President

Steven A. Haxton                                   Senior Vice President

Gary J. Hegedus                                    Senior Vice President

Deborah Koltenuk                                   Vice President, Treasurer and Chief Financial
                                                   Officer

Therese Squillacote                                Vice President and Chief Compliance Officer

John F. Todd                                       Corporate Secretary and Counsel (Chief Legal
                                                   Officer)

Martin T. Conroy                                   Vice President and Assistant Treasurer

Reginald Bowen                                     Vice President

Christina Lareau                                   Vice President

Dwyatt McClain                                     Vice President

Terran Titus                                       Vice President

William T. Abramowicz                              Vice President

Douglas J. Ambrose                                 Vice President

Louis E. Bachetti                                  Vice President

Ronald R. Barhorst                                 Vice President

Robert H. Barley                                   Vice President

Steven M. Bresler                                  Vice President

David Brounley                                     Vice President

Daniel P. Charles                                  Vice President

Brian D. Comer                                     Vice President

Albert J. DiCristofaro, Jr.                        Vice President

John B. Finigan                                    Vice President



Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
-------------------                                --------------------------
Brian P. Harrington                                Vice President


Name and Principal                                 Positions and Offices with

Bernard P. Heffernon                               Vice President

William S. Jasien                                  Vice President

Jess D. Kravitz                                    Vice President

George D. Lessner                                  Vice President

Katherine E. Lewis                                 Vice President

Susan J. Lewis                                     Vice President

James F. Lille                                     Vice President

David J. Linney                                    Vice President

Richard T. Mason                                   Vice President

Joseph F. McClain                                  Vice President

Pamela Mulvey                                      Vice President

W. Michael Montgomery                              Vice President

Scott T. Neeb                                      Vice President

Patrick F. O'Christie                              Vice President

Paulette Playce                                    Vice President

Marcellous J. Reed                                 Vice President

Charles A. Dklader                                 Vice President

Frank W. Snodgrass                                 Vice President

S. Bradford Vaughan, Jr.                           Vice President

Mark Woolhiser                                     Vice President

David A. Kelsey                                    Assistant Vice President

Rose-Marie DeRensis                                Assistant Corporate Secretary

Melinda L. Dziavit                                 Assistant Corporate Secretary


*The principal business address of all directors and officers listed is: 151 Farmington Avenue, Hartford, Connecticut 06156

         (c)      Not Applicable

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut 06156

ITEM 31.    MANAGEMENT SERVICES

     Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No- Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                    SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 13th day of December, 2000.

                                         VARIABLE ANNUITY ACCOUNT I OF AETNA
                                         INSURANCE COMPANY OF AMERICA
                                            (REGISTRANT)

                                         By: AETNA INSURANCE COMPANY OF AMERICA
                                            (DEPOSITOR)


                                         By  Thomas J. McInerney*
                                             --------------------
                                             Thomas J. McInerney
                                             President


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                        Title                                                                 Date
---------                        -----                                                                 ----

Thomas J. McInerney*             Director and President                                          )
--------------------             (principal executive officer)
Thomas J. McInerney                                                                              )
                                                                                                 )
Deborah Koltenuk*                Corporate Controller                                            )     December
--------------------             (principal accounting and financial officer)
Deborah Koltenuk                                                                                 )     14, 2000
                                                                                                 )
Steven A. Haxton*                Director                                                        )
--------------------
Steven A. Haxton                                                                                 )
                                                                                                 )
Shaun P. Mathews*                Director                                                        )
--------------------
Shaun P. Mathews                                                                                 )
                                                                                                 )
David W. O'Leary*                Director                                                        )
--------------------
David W. O'Leary                                                                                 )
                                                                                                 )
Catherine H. Smith*              Director                                                        )
--------------------
Catherine H. Smith                                                                               )


By:   /s/ J. Neil McMurdie
     ----------------------


      J. Neil McMurdie
       *Attorney-in-Fact

                                               VARIABLE ANNUITY ACCOUNT I
                                                     EXHIBIT INDEX



Exhibit No.              Exhibit
-----------              -------

99-B.9                    Opinion and Consent of Counsel
                                                                                             ------------------

99-B.10                   Consent of Independent Auditors
                                                                                             ------------------


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